Warranty liability: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Continuity of warranty liability
Balance, beginning of period	$ 18,035	$ 20,950	$ 19,496
Warranty claims	(9,514)	(14,143)	(14,164)
Warranty accruals	15,768	14,034	17,718
Change in warranty estimates	(10)	(2,735)	(2,059)
Impact of foreign exchange	(48)	(71)	(41)
Balance, end of period	24,231	18,035	20,950
Current portion	(12,978)	(12,151)	(11,894)
Long-term portion	$ 11,253	$ 5,884	$ 9,056